SMITH BARNEY CONCERT ALLOCATION SERIES INC.

Supplement dated June 12, 1998
to the Prospectus dated May 29, 1998

The following information supplements, and to the extent inconsistent therewith, replaces the information contained in the Prospectus.

Effective immediately, Class C shares will be renamed Class L shares. Effective June 15, 1998, Class L shares will be sold at net asset value per share plus a maximum initial sales charge of 1.00%.

Class L Share Expenses:

The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a Class L shareholder of the High Growth Portfolio, Growth Portfolio, Global Portfolio, Balanced Portfolio, Conservative Portfolio and Income Portfolio (each a "Portfolio" and together the "Portfolios") of the Smith Barney Concert Allocation
Series Inc., based on the maximum sales charge and maximum CDSC, if any, that may be incurred at the time of purchase or redemption and, unless otherwise not l year.


High Growth Portfolio
Growth Portfolio
Global Portfolio1
Balanced Portfolio
Conservative Portfolio
Income Portfolio


Shareholder Transaction Expenses


Maximum sales charge imposed
on purchases (as a percentage
of offering price)

1.00%
1.00%
1.00%
1.00%
1.00%
1.00%

Maximum CDSC
(as a percentage of original cost or
redemption proceeds, whichever is lower)

1.00%
1.00%
1.00%
1.00%
1.00%
1.00%

Annual Fund
Operating Expenses
as a percentage of average net assets)


Management fees

0.35%
0.35%
0.35%
0.35%
0.35%
0.35%

12b-1 fees2

1.00
1.00
1.00
1.00
0.70
0.70

Other expenses3

None
None
None
None
None
None

TOTAL FUND OPERATING EXPENSES

1.35%
1.35%
1.35%
1.35%
1.05%
1.05%

EXAMPLE

     The following example is intended to assist an investor in understanding the various costs that an investor in Class L shares of the Portfolios will bear directly or indirectly. The example assumes payment by the Portfolio of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Fund" in the accompanying prospectus for more information.


High Growth Portfolio
Growth Portfolio
Global Portfolio
Balanced Portfolio
Conservative Portfolio
Income Portfolio

An investor would pay the following expenses on a $1,000 investment, assuming (1) 5.00% annual return and (2) redemption at the end of each time period:


1 year

$33
$32
$37
$31
$31
$30

3 years

49
46
61
45
43
42

5 years

77
73
98
70
68
65

10 years

158
148
202
143
138
131

An investor would pay the following expenses on the same investment, assuming the same annual return and no redemption:



1 year
$23
$22
$27
$21
$21
$20

3 years

49
46
61
45
43
42

5 years

77
73
98
70
68
65

10 years

158
148
202
143
138
131

The example also provides a means for the investor to compare expense levels of portfolios with different fee structures over each varying investment periods. To facilitate such comparison, all portfolios are required to utilize a 5.00% annual return assumption. However, the Portfolio's actual return will vary and may be greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.


Purchase of Shares

Until June 25, 1999 purchases of Class L Shares by investors who were holders of Class C Shares of any Smith Barney Mutual Fund on June 12, 1998 will not be subject to the 1% front-end sales charge.

1 The total portfolio operating expenses for the Global Portfolio are estimated since no shares were outstanding during the Global Portfolio is most recent fiscal year.

2 Class L shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long term shareholders of Class L shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

3 Under the Asset Allocation and Administration Agreement with each Portfolio, MMC bears all expenses of each Class of each Portfolio other than the management fee, the 12b-1 fee and extraordinary expenses.